SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Q2) - Class A Ordinary Shares Subject to Redemption (Details) - Class A Ordinary Shares [Member] - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2024	Dec. 31, 2025	Jun. 10, 2026
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Gross proceeds		$ 86,250,000
Less: Class A ordinary shares issuance costs		(4,793,647)
Plus: Accretion of carrying value to redemption value	$ 1,333,467	6,898,044	$ 3,518,021
Class A ordinary shares subject to possible redemption	$ 85,047,142	$ 88,354,397	$ 91,872,418
Redemption				$ (8,158,743)